Commitments, Guarantees and Contingencies	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments, Guarantees and Contingencies

22. Commitments, Guarantees and Contingencies
22.A Lease Commitments
We lease offices and certain equipment. These are operating leases with rents charged to operations in the year to which they relate. Total future rental payments for the remainder of these leases total $1,269 (December 31, 2022 — $1,000). The future rental payments by year of payment are included in Note 6.
22.B Contractual Commitments
In the normal course of business, various contractual commitments are outstanding, which are not reflected in our Consolidated Financial Statements. In addition to loan commitments for debt securities and mortgages included in Note 6.A.i, we have equity, investment property, and property and equipment commitments. As at December 31, 2023, we had a total of $4,909 of contractual commitments outstanding (December 31, 2022 — $5,070). The expected maturities of these commitments are included in Note 6.
22.C Letters of Credit
We issue commercial letters of credit in the normal course of business. As at December 31, 2023, we had credit facilities of $874 available for the issuance of letters of credit (December 31, 2022 — $889), from which a total of $113 in letters of credit were outstanding (December 31, 2022 — $110).
22.D Commission on Release
Commissions on Release ("CORe") is a program designed to facilitate the transfer of blocks of business between advisors in order to provide ongoing service and advice to our Clients. We facilitate and administer these transactions including payment and collection streams. Under the CORe program, when an eligible advisor releases Clients they are servicing, we are contractually obligated to pay them the associated CORe value, based on a specified formula as stipulated in the advisor contract. The value of the CORe commitment will vary for blocks of business which have not been released by an active advisor. The occurrence of future events that will trigger an advisor to release their block of business and the value of the related CORe commitment at that future release date is difficult to predict. As a result of uncertainty in the timing of the triggering event, we cannot reliably estimate our commitment under the CORe program. Due to the nature of the program, in the normal course of business, the commitment related to the future payment to advisors on release of a block of business would be expected to be matched or partially matched by a corresponding amount related to the receivable on the assignment of blocks of business to new advisors, resulting in an immaterial impact to earnings and liquidity in any reporting period.
22.E Indemnities and Guarantees
In the normal course of our business, we have entered into agreements that include indemnities in favour of third parties, such as confidentiality agreements, engagement letters with advisors and consultants, outsourcing agreements, leasing contracts, trade-mark licensing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, financing agreements, the sale of equity interests, and service agreements. These agreements may require us to compensate the counterparties for damages, losses or costs incurred by the counterparties as a result of breaches in representation, changes in regulations (including tax matters), or as a result of litigation claims or statutory sanctions that may be suffered by the counterparty as a consequence of the transaction. We have also agreed to indemnify our directors and certain of our officers and employees in accordance with our by-laws. These indemnification provisions will vary based upon the nature and terms of the agreements. In many cases, these indemnification provisions do not contain limits on our liability, and the occurrence of contingent events that will trigger payment under these indemnities is difficult to predict. As a result, we cannot estimate our potential liability under these indemnities. We believe that the likelihood of conditions arising that would trigger these indemnities is remote and, historically, we have not made any significant payment under such indemnification provisions. In certain cases, we have recourse against third parties with respect to the aforesaid indemnities, and we also maintain insurance policies that may provide coverage against certain of these claims.

In the normal course of our business, we have entered into purchase and sale agreements that include indemnities in favour of third parties. These agreements may require us to compensate the counterparties for damages, losses, or costs incurred by the counterparties as a result of breaches in representation. As at December 31, 2023, we are not aware of any breaches in representations that would result in any payment required under these indemnities that would have a material impact on our Consolidated Financial Statements.

Guarantees made by us that can be quantified are included in Note 6.A.i.
22.F Guarantees of Sun Life Assurance Preferred Shares and Subordinated Debentures
SLF Inc. has provided a guarantee on the $150 of 6.30% subordinated debentures due 2028 issued by Sun Life Assurance. Claims under this guarantee will rank equally with all other subordinated indebtedness of SLF Inc. SLF Inc. has also provided a subordinated guarantee of preferred shares issued from time to time by Sun Life Assurance, other than such preferred shares which are held by SLF Inc. and its affiliates. Sun Life Assurance has no outstanding preferred shares subject to the guarantee. As a result of these guarantees, Sun Life Assurance is entitled to rely on exemptive relief from most continuous disclosure and the certification requirements of Canadian securities laws.
The following tables set forth certain consolidating summary financial information for SLF Inc. and Sun Life Assurance (consolidated):

For the years ended	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2023
Insurance revenue	$—	$17,844	$5,055	$(1,543)	$21,356
Net investment income (loss) excluding result for segregated fund holders	466	11,176	903	(959)	11,586
Fee income	1	1,687	6,647	(503)	7,832
Other income	—	169	—	—	169
Total revenue	$467	$30,876	$12,605	$(3,005)	$40,943
Shareholders’ net income (loss)	$3,165	$1,908	$1,084	$(2,992)	$3,165
December 31, 2022
(restated, see Note 2)
Insurance revenue	$—	$16,973	$3,147	$(1,218)	$18,902
Net investment income (loss) excluding result for segregated fund holders	589	(18,474)	(1,365)	(1,330)	(20,580)
Fee income	1	1,630	6,239	(423)	7,447
Total revenue	$590	$129	$8,021	$(2,971)	$5,769
Shareholders’ net income (loss)	$2,941	$1,603	$1,017	$(2,620)	$2,941

Assets and liabilities as at	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2023
Invested assets	$26,239	$164,557	$13,913	$(30,381)	$174,328
Reinsurance contract held assets	$—	$5,858	$3	$(67)	$5,794
Insurance contract assets	$—	$184	$637	$(637)	$184
Total other general fund assets	$4,547	$13,302	$9,805	$(3,171)	$24,483
Investments for account of segregated fund holders	$—	$128,396	$56	$—	$128,452
Insurance contract liabilities excluding those for account of segregated fund holders	$—	$135,445	$291	$(67)	$135,669
Reinsurance contract held liabilities	$—	$2,260	$—	$(637)	$1,623
Investment contract liabilities	$—	$11,672	$—	$—	$11,672
Total other general fund liabilities	$7,300	$15,041	$14,880	$(5,596)	$31,625
Insurance contract liabilities for account of segregated fund holders	$—	$18,985	$56	$—	$19,041
Investment contract liabilities for account of segregated fund holders	$—	$109,411	$—	$—	$109,411

December 31, 2022
(restated, see Note 2)
Invested assets	$25,851	$159,311	$12,322	$(28,695)	$168,789
Reinsurance contract held assets	$—	$6,182	$3	$(70)	$6,115
Insurance contract assets	$—	$75	$719	$(719)	$75
Total other general fund assets	$6,594	$12,877	$14,570	$(10,704)	$23,337
Investments for account of segregated fund holders	$—	$125,242	$50	$—	$125,292
Insurance contract liabilities excluding those for account of segregated fund holders	$—	$130,908	$456	$(70)	$131,294
Reinsurance contract held liabilities	$—	$2,322	$—	$(719)	$1,603
Investment contract liabilities	$—	$10,728	$1	$(1)	$10,728
Total other general fund liabilities	$9,916	$14,580	$18,886	$(11,578)	$31,804
Insurance contract liabilities for account of segregated fund holders	$—	$23,089	$50	$—	$23,139
Investment contract liabilities for account of segregated fund holders	$—	$102,153	$—	$—	$102,153
22.G Legal and Regulatory Proceedings
We are regularly involved in legal actions, both as a defendant and as a plaintiff. Legal actions naming us as a defendant ordinarily involve our activities as a provider of insurance protection and wealth management products, as an investor and investment advisor, and as an employer. In addition, government and regulatory bodies in Canada, the U.S., the UK, and Asia, including federal, provincial, and state securities and insurance regulators, tax authorities, and other government authorities, from time to time, make inquiries and require the production of information or conduct examinations or investigations concerning our compliance with tax, insurance, securities, and other laws.

Provisions for legal proceedings related to insurance contracts, such as for disability and life insurance claims and the cost of litigation, are included in Insurance contract liabilities in our Consolidated Statements of Financial Position. Other provisions are established outside of the Insurance contract liabilities if, in the opinion of management, it is both probable that a payment will be required and a reliable estimate can be made of the amount of the obligation. Management reviews the status of all proceedings on an ongoing basis and exercises judgment in resolving them in such manner as management believes to be in our best interest.

Two class action lawsuits have been filed against Sun Life Assurance in connection with sales practices relating to, and the administration of, individual policies issued by the Metropolitan Life Insurance Company ("MLIC"). These policies were assumed by Clarica when Clarica acquired the bulk of MLIC’s Canadian operations in 1998 and subsequently assumed by Sun Life Assurance as a result of its amalgamation with Clarica. One of the lawsuits (Fehr et al v Sun Life Assurance Company of Canada) is issued in Ontario and the other (Alamwala v Sun Life Assurance Company of Canada) is in British Columbia. The Fehr action has been certified as a class action and notice has been made to class members. Sun Life Assurance has brought a motion for summary judgment seeking to dismiss all of the claims. The other action (Alamwala v Sun Life Assurance Company of Canada) has remained largely dormant since it was commenced in 2011 and has not been certified. We will continue to vigorously defend against the claims in these actions. In connection with the acquisition of the Canadian operations of MLIC, MLIC agreed to indemnify Clarica for certain losses, including those incurred relating to the sales of its policies. Should either of the Fehr or the Alamwala lawsuits result in a loss, Sun Life Assurance will seek recourse against MLIC under that indemnity through arbitration.

An Ontario class action lawsuit has been certified against Sun Life Assurance regarding the administration of disability benefits under the Government of Canada employee benefits plan (Belec v Sun Life Assurance Company of Canada). Notice of the class action will be sent to potential class members. The Company has substantive defences to the claims and is defending this lawsuit.

Management does not believe that the probable conclusion of any current legal, regulatory or tax matter, either individually or in the aggregate, will have a material adverse effect on the Consolidated Statements of Financial Position or the Consolidated Statements of Operations.